UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Defined Opportunity Credit Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities

Anchorage Capital CLO Ltd., Series 2012-1A, Class B, 3.11%, 1/13/25 (a)(b)(c)	USD	500	$472,500
Carlyle Global Market Strategies, Series 2012-4A, Class D, 4.81%, 1/20/25 (a)(b)(c)		250	241,705
Fraser Sullivan CLO Ltd., Series 2012-7A, Class C, 4.32%, 4/20/23 (a)(b)		215	202,463
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D, 4.53%, 4/17/23 (a)(b)		350	333,655
Highbridge Loan Management Ltd., Series 2012-1A, Class C, 5.71%, 9/20/22 (a)(b)		350	333,025
ING Investment Management, Series 2012-2A, Class D, 4.99%, 10/15/22 (a)(b)		350	337,750
LCM LP, Series 11A, Class D2, 4.27%, 4/19/22 (a)(b)		375	356,250
Marea CLO Ltd., Series 2012-1A, Class D, 5.01%, 10/16/23 (a)(b)		400	364,000
Octagon Investment Partners Ltd., Series 2012-1A, Class C, 4.31%, 1/15/24 (a)(b)(c)		250	231,000
Race Point CLO, Series 2012-6A, Class D, 4.81%, 5/24/23 (a)(b)		250	241,925
Symphony CLO Ltd. (a)(b):
Series 2012-10A, Class D, 5.61%, 7/23/23		350	350,875
Series 2012-9A, Class D, 4.58%, 4/16/22		500	476,500
West CLO Ltd., Series 2012-1A, Class C, 5.05%, 10/30/23 (a)(b)		250	241,850

Total Asset-Backed Securities – 3.2%			4,183,498

		Shares
Common Stocks (d)

Auto Components — 0.2%
Delphi Automotive Plc		5,981	203,294

Hotels, Restaurants & Leisure — 0.2%
BLB Worldwide Holdings, Inc.		21,020	302,163

Software — 0.2%
HMH Holdings/EduMedia		13,505	270,095

Total Common Stocks – 0.6%			775,552

		Par (000)	Value
Corporate Bonds

Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23	USD	79	$80,550
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		53	59,744

			140,294

Auto Components — 0.9%
Icahn Enterprises LP:
7.75%, 1/15/16		785	818,362
8.00%, 1/15/18		340	361,250

			1,179,612

Building Products — 0.1%
Momentive Performance Materials, Inc., 8.88%, 10/15/20 (a)		160	158,800

Chemicals — 0.2%
Hexion US Finance Corp., 6.63%, 4/15/20		130	129,675
Ineos Finance Plc, 8.38%, 2/15/19 (a)		110	117,287

			246,962

Commercial Services & Supplies — 0.3%
ARAMARK Corp., 3.81%, 2/01/15 (b)		65	64,838
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)		304	320,517

			385,355

Communications Equipment — 0.5%
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		380	415,150
10.13%, 7/01/20		250	280,000

			695,150

Consumer Finance — 0.3%
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		325	346,125

Diversified Financial Services — 1.4%
Ally Financial, Inc., 2.62%, 12/01/14 (b)		440	438,270
FCE Bank Plc, 7.13%, 1/15/13	EUR	50	65,466
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19	USD	120	129,600
5.75%, 10/15/20 (a)		930	950,925
6.88%, 2/15/21		185	199,337

			1,783,598

Diversified Telecommunication Services — 0.1%
ITC Deltacom, Inc., 10.50%, 4/01/16		126	134,820

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2012 1

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Energy Equipment & Services — 0.1%
FTS International Services LLC/FTS International Services, Inc., 8.13%, 11/15/18 (a)	USD	113	$116,390

Health Care Providers & Services — 0.8%
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		358	376,795
HCA, Inc., 6.50%, 2/15/20		375	420,937
Tenet Healthcare Corp., 6.25%, 11/01/18		185	203,500

			1,001,232

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)		850	1,005,125

Household Durables — 0.2%
Beazer Homes USA, Inc., 6.63%, 4/15/18 (a)		180	191,700

Independent Power Producers & Energy Traders — 1.6%
Calpine Corp., 7.25%, 10/15/17 (a)		220	235,400
Energy Future Holdings Corp., 10.00%, 1/15/20		230	244,375
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		1,405	1,566,575

			2,046,350

IT Services — 0.2%
First Data Corp., 6.75%, 11/01/20 (a)		245	246,838

Machinery — 0.1%
UR Merger Sub Corp., 5.75%, 7/15/18 (a)		80	86,200

Media — 1.2%
AMC Networks, Inc., 7.75%, 7/15/21		105	119,175
Clear Channel Communications, Inc., 9.00%, 12/15/19 (a)		231	209,344
Clear Channel Worldwide Holdings, Inc. (a):
6.50%, 11/15/22		192	191,040
6.50%, 11/15/22		517	519,585
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17 (a)		500	542,500

			1,581,644

Oil, Gas & Consumable Fuels — 0.1%
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		145	156,963

Paper & Forest Products — 0.1%
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		155	162,363

		Par (000)	Value
Corporate Bonds

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)	USD	85	$89,675

Real Estate Management & Development — 0.1%
Realogy Corp., 7.63%, 1/15/20 (a)		165	183,975

Wireless Telecommunication Services — 1.7%
Cricket Communications, Inc., 7.75%, 5/15/16		1,125	1,189,687
Sprint Nextel Corp. (a):
9.00%, 11/15/18		290	357,425
7.00%, 3/01/20		550	636,625

			2,183,737

Total Corporate Bonds – 11.0%			14,122,908

Floating Rate Loan Interests (b)

Aerospace & Defense — 1.6%
DynCorp International, Term Loan B, 6.25%, 7/07/16		279	279,795
SI Organization, Inc., Term Loan B, 4.50%, 11/22/16		415	412,745
Spirit Aerosystems, Inc., Term Loan B, 3.75%, 4/18/19		368	369,376
TransDigm, Inc.:
Add On Term Loan B2, 4.00%, 2/14/17		179	179,395
Term Loan B, 4.00%, 2/14/17		531	532,991
Wesco Aircraft Hardware Corp., Term Loan B, 5.25%, 4/07/17		294	294,059

			2,068,361

Airlines — 1.1%
Delta Air Lines, Inc.:
Term Loan, 3.64%, 9/16/15		360	336,600
Term Loan B, 5.50%, 4/20/17		1,000	1,003,925
US Airways Group, Inc., Term Loan, 2.71%, 3/21/14		55	53,776

			1,394,301

Auto Components — 3.6%
Autoparts Holdings Ltd., First Lien Term Loan, 6.50%, 7/28/17		644	639,884
Federal-Mogul Corp.:
Term Loan B, 2.15%, 12/29/14		867	804,704
Term Loan C, 2.15%, 12/28/15		295	274,019
FleetPride Corp., First Lien Term Loan, 5.25%, 11/20/19		365	364,317

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2012 2

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Auto Components (concluded)
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19	USD	1,150	$1,155,750
Schaeffler AG, Term Loan B, 4.11%, 1/27/15	EUR	470	599,034
Transtar Holding Co., First Lien Term Loan, 5.50%, 10/02/18	USD	495	497,475
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		344	345,309

			4,680,492

Biotechnology — 0.5%
Grifols, Inc., Term Loan B, 4.50%, 6/01/17		636	642,243

Building Products — 1.9%
Armstrong World Industries, Inc., Term Loan B, 4.00%, 3/09/18		762	766,951
CPG International, Inc., Term Loan, 5.75%, 9/18/19		820	824,100
Wilsonart International Holdings LLC, Term Loan B, 5.50%, 10/19/19		800	804,000

			2,395,051

Capital Markets — 1.8%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		603	610,538
HarbourVest Partners LLC, Term Loan B, 4.75%, 11/21/17		385	385,481
Nuveen Investments, Inc.:
Extended First Lien Term Loan, 5.81% - 5.86%, 5/13/17		391	390,814
Extended Term Loan, 5.81% - 5.86%, 5/12/17		637	637,338
Incremental Term Loan, 7.25%, 5/13/17		115	115,575
Second Lien Term Loan, 8.25%, 2/28/19		145	147,175

			2,286,921

Chemicals — 5.0%
ADS Waste Holdings, Inc., Term Loan B, 5.25%, 10/09/19		1,125	1,136,812
American Rock Salt Holdings LLC, Term Loan, 5.50%, 4/25/17		606	598,124
Ashland, Inc., Term Loan B, 3.75%, 8/23/18		277	279,679
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		655	662,781
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		354	354,378
General Chemical Corp., Term Loan, 5.00% - 5.75%, 10/06/15		378	378,083
		Par (000)	Value
Floating Rate Loan Interests (b)

Chemicals (concluded)
INEOS US Finance LLC:
3 Year Term Loan, 5.50%, 5/04/15	USD	90	$90,977
6 Year Term Loan, 6.50%, 5/04/18		616	622,856
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		591	579,669
PolyOne Corp., Term Loan, 5.00%, 12/20/17		184	184,393
Styron Sarl LLC, Term Loan B, 8.00%, 8/02/17		251	240,226
Tronox Pigments (Netherlands) BV:
Delayed Draw Term Loan, 4.25%, 2/08/18		186	186,944
Term Loan B, 4.25%, 2/08/18		682	685,463
Univar, Inc., Term Loan B, 5.00%, 6/30/17		498	495,111

			6,495,496

Commercial Banks — 0.5%
Everest Acquisition LLC, Term Loan B1, 5.00%, 5/24/18		660	666,052

Commercial Services & Supplies — 4.7%
ACCO Brands Corp., Term Loan B, 4.25%, 4/30/19		645	650,319
Altegrity, Inc.:
Term Loan, 2.96%, 2/21/15		170	157,675
Tranche D Term Loan, 7.75%, 2/20/15		319	319,023
ARAMARK Corp.:
Extended Synthetic LC, 3.46%, 7/26/16		9	9,391
Extended Term Loan B, 3.46%, 7/26/16		211	211,138
Extended Term Loan C, 3.46% - 3.61%, 7/26/16		116	116,572
Letter of Credit, 3.46%, 7/26/16		14	13,885
AWAS Finance Luxembourg 2012 SA, Term Loan, 4.75%, 7/16/18		312	315,924
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		335	339,166
Delos Aircraft, Inc., Term Loan B2, 4.75%, 4/12/16		825	833,770
Garda World Security Corp., Term Loan B, 4.50%, 10/24/19		165	166,650
KAR Auction Services, Inc., Term Loan B, 5.00%, 5/19/17		1,184	1,191,209
Progressive Waste Solutions Ltd., Term Loan B, 3.50%, 10/24/19		315	317,362
Protection One, Inc., Term Loan, 5.75%, 3/21/19		562	565,452

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2012 3

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Commercial Services & Supplies (concluded)
West Corp., Term Loan B6, 5.75%, 6/29/18	USD	898	$911,216

			6,118,752

Communications Equipment — 2.9%
Avaya, Inc.:
Extended Term Loan B3, 4.81%, 10/26/17		183	159,854
Term Loan B1, 3.06%, 10/24/14		698	657,270
CommScope, Inc., Term Loan, 4.25%, 1/12/18		812	815,563
Zayo Group LLC, Term Loan B, 5.25%, 7/02/19		2,080	2,092,495

			3,725,182

Construction & Engineering — 0.9%
BakerCorp International, Inc., Term Loan B, 5.00%, 6/01/18		360	362,302
Safway Services LLC, First Out Term Loan, 9.00%, 12/16/17		750	750,000

			1,112,302

Construction Materials — 2.0%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		2,494	2,558,438

Consumer Finance — 2.3%
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		1,870	1,874,675
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		1,060	1,047,015

			2,921,690

Containers & Packaging — 0.5%
Berry Plastics Holding Corp., Term Loan C, 2.21%, 4/03/15		248	245,562
Sealed Air Corp., Term Loan, 4.00%, 10/03/18		385	387,887

			633,449

Diversified Consumer Services — 2.4%
Coinmach Service Corp.:
Delayed Draw Term Loan, 3.21%, 11/20/14		241	233,388
Term Loan B, 3.21%, 11/20/14		889	859,698
Education Management LLC, Term Loan C3, 8.25%, 3/29/18		248	213,805
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		589	583,408
ServiceMaster Co.:
Non-Extended Delayed Draw, 2.71%, 7/24/14		59	59,001
Non-Extended Term Loan, 2.71%, 7/24/14		595	592,510
		Par (000)	Value
Floating Rate Loan Interests (b)

Diversified Consumer Services (concluded)
Weight Watchers International, Inc., Term Loan F, 4.00%, 3/15/19	USD	602	$604,609

			3,146,419

Diversified Financial Services — 2.5%
Residential Capital LLC:
DIP Term Loan A1, 5.00%, 11/18/13		580	580,244
DIP Term Loan A2, 6.75%, 11/18/13		85	85,425
Reynolds Group Holdings Inc., Dollar Term Loan, 4.75%, 9/20/18		1,420	1,429,841
Telesat LLC, Term Loan B, 4.25%, 3/28/19		743	747,039
WMG Acquisition Corp., Term Loan, 5.25%, 10/25/18		370	372,660

			3,215,209

Diversified Telecommunication Services — 4.7%
Consolidated Communications, Inc., Term Loan B3, 11/29/18		880	876,700
Hawaiian Telcom Communications, Inc., Term Loan B, 7.00%, 2/28/17		530	538,946
Integra Telecom Holdings, Inc., Term Loan B, 9.25%, 4/15/15		806	804,421
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		670	670,000
2019 Term Loan B, 5.25%, 8/01/19		650	654,063
Term Loan, 4.75%, 8/01/19		1,735	1,743,675
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		740	730,047

			6,017,852

Electronic Equipment, Instruments & Components — 0.8%
CDW LLC, Extended Term Loan, 4.00%, 7/14/17		519	512,051
Sensata Technologies Finance Co. LLC, Term Loan, 4.00%, 5/11/18		480	481,377

			993,428

Energy Equipment & Services — 2.6%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		448	462,408
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		513	534,289
MEG Energy Corp., Term Loan B, 4.00%, 3/16/18		1,285	1,289,959

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2012 4

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Energy Equipment & Services (concluded)
Tervita Corp.:
Incremental Term Loan, 6.50%, 11/14/14	USD	347	$347,087
Term Loan B, 3.21%, 11/14/14		740	726,284

			3,360,027

Food & Staples Retailing — 1.9%
Alliance Boots Holdings Ltd., Term Loan B1, 3.49%, 7/09/15	GBP	900	1,398,317
Pilot Travel Centers LLC, Term Loan B2, 4.25%, 8/07/19	USD	485	487,425
US Foods, Inc., Extended Term Loan B, 5.75%, 3/31/17		618	608,073

			2,493,815

Food Products — 2.3%
Advance Pierre Foods, Inc., Second Lien Term Loan, 5.75%, 7/10/17		545	550,041
Del Monte Foods Co., Term Loan, 4.50%, 3/08/18		888	887,866
Michael Foods Group, Inc., Term Loan, 4.25%, 2/23/18		181	181,998
Pinnacle Foods Finance LLC:
Extended Term Loan B, 3.71%, 10/03/16		40	39,656
Term Loan E, 4.75%, 10/17/18		501	502,843
Solvest Ltd. (Dole):
Term Loan B-2, 5.04%, 7/06/18		278	278,793
Term Loan C-2, 5.00% - 6.00%, 7/06/18		498	498,893

			2,940,090

Health Care Equipment & Supplies — 5.7%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		1,327	1,343,258
Biomet, Inc., Extended Term Loan B, 3.96%, 7/25/17		311	313,501
BSN Medical Acquisition Holding GmbH, Term Loan B, 5.00%, 7/27/19		385	385,770
DJO Finance LLC:
Extended Term Loan B2, 5.21%, 11/01/16		189	189,482
Term Loan B3, 6.25%, 9/15/17		1,055	1,058,465
Hologic, Inc., Term Loan B, 4.50%, 8/01/19		1,491	1,505,549
Hupah Finance, Inc., Term Loan B, 6.25% - 7.25%, 1/21/19		353	356,316
Iasis Healthcare LLC, Term Loan, 5.00%, 5/03/18		157	156,900
		Par (000)	Value
Floating Rate Loan Interests (b)

Health Care Equipment & Supplies (concluded)
Immucor, Inc., Term Loan B1, 5.75%, 8/17/18	USD	817	$824,590
Kinetic Concepts, Inc., Term Loan B1, 7.00%, 5/04/18		924	930,032
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		214	216,071

			7,279,934

Health Care Providers & Services — 5.2%
Ardent Medical Services, Inc., Term Loan, 6.75%, 5/23/18		265	266,325
CHG Buyer Corp., First Lien Term Loan, 5.00%, 11/22/19		465	463,838
ConvaTec, Inc., Term Loan, 5.00%, 12/22/16		581	583,996
DaVita, Inc.:
Term Loan B, 4.50%, 10/20/16		1,008	1,013,345
Term Loan B2, 4.00%, 11/01/19		630	631,235
Emergency Medical Services Corp., Term Loan, 5.25%, 5/25/18		633	638,327
Genesis Healthcare Corp., Term Loan B, 10.75%, 9/25/17		170	163,625
Harden Healthcare LLC:
Add on Term Loan A, 7.75%, 3/02/15		427	413,996
Term Loan A, 8.50%, 3/02/15		284	277,833
HCA, Inc., Extended Term Loan B3, 3.46%, 5/01/18		235	235,134
inVentiv Health, Inc.:
Combined Term Loan, 6.50%, 8/04/16		235	221,042
Incremental Term Loan B-3, 6.75%, 5/15/18		405	395,310
Medpace, Inc., Term Loan, 6.50% - 7.25%, 6/16/17		507	481,915
Sheridan Holdings, Inc., First Lien Term Loan, 6.00%, 6/29/18		299	301,213
US Renal Care, Inc., First Lien Term Loan, 6.25%, 7/02/19		514	518,850
Vanguard Health Holding Co. II LLC (Vanguard Health Systems, Inc.), Term Loan B, 5.00%, 1/29/16		59	59,788

			6,665,772

Health Care Technology — 0.8%
IMS Health, Inc., Term Loan B, 4.50%, 8/25/17		754	759,022

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2012 5

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Health Care Technology (concluded)
MedAssets, Inc., Term Loan, 5.00%, 11/16/16	USD	334	$334,218

			1,093,240

Hotels, Restaurants & Leisure — 7.7%
Alpha D2 Ltd., Extended Term Loan B2, 6.00%, 4/29/19		607	613,879
Boyd Gaming Corp., Incremental Term Loan, 6.00%, 12/17/15		380	383,754
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.46%, 1/26/18		160	143,729
Incremental Term Loan B4, 9.50%, 10/31/16		346	352,672
Term Loan, 3.22%, 4/25/17		250	255,000
Term Loan B1, 3.21%, 1/28/15		665	644,219
Term Loan B2, 3.21%, 1/28/15		570	552,188
Dunkin' Brands, Inc., Term Loan B2, 4.00%, 11/23/17		1,022	1,027,110
Golden Living, Term Loan, 5.00%, 5/04/18		146	140,343
Harrah's Property Co., Mezzanine Term Loan, 3.20%, 2/13/13		978	820,857
Kronos, Inc., Second Lien Term Loan, 9.75%, 4/24/20		345	345,000
OSI Restaurant Partners, LLC, Term Loan B, 4.75%, 10/24/19		595	600,206
Sabre, Inc., Non-Extended Initial Term Loan, 2.21%, 9/30/14		54	53,981
SeaWorld Parks & Entertainment, Inc., Term Loan B, 4.00%, 8/17/17		428	430,342
Six Flags Theme Parks, Inc., Term Loan B, 4.25%, 12/20/18		690	692,463
Station Casinos, Inc.:
2011 Term Loan B2, 4.21%, 6/17/16		95	91,002
Term Loan B, 5.50%, 9/07/19		860	862,150
Term Loan B1, 3.21%, 6/17/16		351	340,066
Twin River Worldwide Holdings, Inc., Term Loan, 8.50%, 11/05/15		484	485,915
Wendy’s International, Inc., Term Loan B, 4.75%, 5/15/19		1,085	1,094,266

			9,929,142

Household Products — 1.3%
Prestige Brands, Inc., Term Loan, 5.25% - 6.25%, 1/31/19		507	512,537
Spectrum Brands, Inc.:
Term Loan, 5.00%, 11/06/19		955	960,969
		Par (000)	Value
Floating Rate Loan Interests (b)

Household Products (concluded)
Spectrum Brands, Inc. (concluded):
Term Loan, 7.75%, 11/06/19	CAD	215	$216,439

			1,689,945

Independent Power Producers & Energy Traders — 0.9%
The AES Corp., Term Loan, 4.25%, 6/01/18	USD	771	777,266
Calpine Corp., Term Loan, 4.50%, 4/02/18		214	215,796
GenOn Energy, Inc., Term Loan B, 6.50%, 12/01/17		125	125,073

			1,118,135

Industrial Conglomerates — 1.6%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		198	197,991
Term Loan, 3.46% - 3.61%, 12/03/14		1,870	1,863,143

			2,061,134

Insurance — 1.3%
Asurion LLC, First Lien Term Loan, 5.50%, 5/24/18		299	301,058
CNO Financial Group, Inc.:
Term Loan B-1, 4.25%, 9/28/16		410	411,025
Term Loan B-2, 5.00%, 9/20/18		560	562,800
Cunningham Lindsey Group, Inc., Term Loan B, 1.00%, 10/29/19		370	370,925

			1,645,808

Internet Software & Services — 0.4%
Web.com Group, Inc., Term Loan B, 11.00%, 10/27/17		522	518,941

IT Services — 5.7%
Ceridian Corp., Extended Term Loan, 5.96%, 5/09/17		957	953,527
First Data Corp.:
2018 Add-on Term Loan, 5.21%, 9/24/18		595	582,059
Extended 2018 Term Loan B, 4.21%, 3/23/18		2,910	2,768,400
Genpact International, Inc., Term Loan B, 4.25%, 8/30/19		810	816,075
InfoGroup, Inc., Term Loan, 5.75%, 5/25/18		296	261,026
iPayment, Inc., Term Loan B, 5.75%, 5/08/17		494	490,623
NeuStar, Inc., Term Loan B, 5.00%, 11/08/18		211	212,218
TransUnion LLC, Term Loan B, 5.50%, 2/12/18		1,263	1,279,355

			7,363,283

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2012 6

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Leisure Equipment & Products — 0.8%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13	USD	520	$519,047
FGI Operating Company LLC, Term Loan, 5.50% - 6.50%, 4/19/19		514	517,806

			1,036,853

Machinery — 1.5%
Intelligrated, Inc., First Lien Term Loan, 6.75%, 7/30/18		400	403,500
Rexnord Corp., Term Loan B, 4.50%, 4/02/18		313	315,114
Terex Corp.:
Term Loan B, 4.50%, 4/28/17		599	604,268
Term Loan B, 5.00%, 4/28/17	EUR	59	77,060
Wabash National Corp., Term Loan B, 6.00%, 5/02/19	USD	547	552,722

			1,952,664

Media — 15.1%
Affinion Group, Inc., Term Loan B, 6.50%, 7/16/15		262	241,367
AMC Entertainment, Inc., Term Loan B3, 4.75%, 2/22/18		323	325,582
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18		790	791,580
BBHI Acquisition LLC, Term Loan B, 4.50%, 12/14/17		627	628,900
Capsugel Holdings US, Inc., Term Loan B, 4.75%, 8/01/18		555	559,398
Catalina Marketing Corp., Extended Term Loan B, 5.71%, 9/29/17		538	537,861
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.71%, 7/03/14		227	173,155
Tranche 1 Incremental, 7.50%, 7/03/14		368	297,876
Charter Communications Operating LLC:
Extended Term Loan C, 3.46%, 9/06/16		805	808,486
Term Loan D, 4.00%, 5/15/19		314	315,941
Clarke American Corp., Term Facility B, 2.71%, 6/30/14		89	85,806
Clear Channel Communications, Inc.:
Term Loan A, 3.61%, 7/30/14		611	596,755
Term Loan B, 3.86%, 1/29/16		438	355,059
Term Loan C, 3.86%, 1/29/16		180	142,716
Cumulus Media, Inc., First Lien Term Loan, 5.75%, 9/17/18		610	612,181
		Par (000)	Value
Floating Rate Loan Interests (b)

Media (concluded)
EMI Music Publishing Ltd., Term Loan B, 5.50%, 6/29/18	USD	359	$362,511
Foxco Acquisition Sub LLC, Term Loan B, 5.50%, 7/14/17		695	702,819
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		515	516,787
Gray Television, Inc., Term Loan B, 4.75%, 10/15/19		635	636,473
Houghton Mifflin Harcourt Publishing Co., DIP Term Loan B, 7.25%, 6/01/18		433	424,169
Hubbard Broadcasting, Term Loan B, 5.25%, 4/28/17		425	425,991
Intelsat Jackson Holdings Ltd., Term Loan B-1, 4.50%, 4/02/18		2,363	2,368,661
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		1,312	1,318,624
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/01/19		770	774,428
Lavena Holding 4 GmbH:
Term Loan B, 2.95%, 3/06/15	EUR	460	560,346
Term Loan C, 3.32%, 3/04/16		460	563,340
LIN Television Corp., Term Loan B, 5.00%, 12/21/18	USD	323	324,379
Mediacom LLC, Tranche E Term Loan, 4.50%, 10/23/17		489	484,840
Nielsen Finance LLC, Class B Term Loan, 3.96%, 5/02/16		629	631,906
Sinclair Television Group, Inc., Term Loan B, 4.00%, 10/28/16		296	296,833
Univision Communications, Inc., Extended Term Loan, 4.46%, 3/31/17		770	751,203
UPC Broadband Holding BV, Term Loan U, 4.11%, 12/29/17	EUR	196	254,321
UPC Financing Partnership, Term Loan T, 3.71%, 12/30/16	USD	80	79,583
WC Luxco Sarl, Term Loan B-3, 4.25%, 3/15/18		185	185,569
Weather Channel, Term Loan B, 4.25%, 2/13/17		831	838,151
WideOpenWest Finance LLC, First Lien Term Loan, 6.25%, 7/17/18		519	524,245

			19,497,842

Metals & Mining — 3.4%
Constellium Holdco BV, Term Loan B, 9.25%, 5/25/18		519	518,700
Metals USA, Inc., Term Loan, 11/15/19		455	450,450
Novelis, Inc., Term Loan, 4.00%, 3/10/17		1,157	1,159,891

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2012 7

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Metals & Mining (concluded)
SunCoke Energy, Inc., Term Loan B, 4.00%, 7/26/18	USD	444	$443,265
Walter Energy, Inc., Term Loan B, 5.75%, 4/02/18		1,141	1,144,190
Windsor Financing LLC, Term Loan B, 5.00%, 10/31/19		650	643,500

			4,359,996

Multiline Retail — 3.2%
99¢ Only Stores, Term Loan, 5.25%, 1/11/19		521	526,019
BJ's Wholesale Club, Inc.:
First Lien Term Loan, 5.75%, 9/26/19		415	419,611
Second Lien Term Loan, 9.75%, 3/26/20		285	292,410
Dollar General Corp., Tranche B-2 Term Loan, 2.96%, 7/07/14		316	316,764
HEMA Holding BV, Second Lien Term Loan, 5.11%, 1/05/17	EUR	1,800	2,106,892
The Neiman Marcus Group, Inc., Extended Term Loan, 4.75%, 5/16/18	USD	435	434,909

			4,096,605

Oil, Gas & Consumable Fuels — 3.6%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		985	967,762
Gibson Energy ULC, Term Loan B, 4.75%, 6/15/18		740	748,149
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		489	489,431
Plains Exploration & Production, 7-Year Term Loan B, 4.00%, 9/13/19		900	903,375
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		295	296,844
Vantage Drilling Co., Term Loan, 6.25%, 10/26/17		1,315	1,295,275

			4,700,836

Paper & Forest Products — 0.2%
NewPage Corp., DIP Term Loan, 8.75%, 3/07/13		200	199,876

Pharmaceuticals — 5.3%
Alkermes, Inc., Term Loan, 4.50%, 9/18/19		130	130,758
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,112	1,111,825
Par Pharmaceutical Cos., Inc., Term Loan B, 5.00%, 9/30/19		1,305	1,300,654
		Par (000)	Value
Floating Rate Loan Interests (b)

Pharmaceuticals (concluded)
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18	USD	1,395	$1,415,146
Quintiles Transnational Corp., Term Loan B, 5.00%, 6/08/18		588	588,885
RPI Finance Trust, Incremental Tranche 2, 4.00%, 11/09/18		89	89,924
Valeant Pharmaceuticals International, Inc.:
Series C Tranche B, 6.50%, 9/27/19		615	616,845
Series D Tranche B, 4.25%, 2/13/19		1,020	1,024,140
Warner Chilcott Corp.:
Incremental Term Loan B-1, 4.25%, 3/15/18		102	102,504
Term Loan B-1, 4.25%, 3/15/18		269	269,919
Term Loan B-2, 4.25%, 3/15/18		134	134,959

			6,785,559

Professional Services — 1.8%
Booz Allen Hamilton, Inc., Term Loan B, 4.50%, 7/31/19		645	649,973
Emdeon, Inc., Term Loan B1, 5.00%, 11/02/18		789	798,835
ON Assignment, Inc., Term Loan B, 5.00%, 5/15/19		256	257,568
Truven Health Analytics, Inc., Term Loan B, 5.75%, 6/01/19		603	603,337

			2,309,713

Real Estate Investment Trusts (REITs) — 0.6%
iStar Financial, Inc., Term Loan, 5.75%, 9/28/17		786	785,822

Real Estate Management & Development — 1.6%
Realogy Corp.:
Extended Letter of Credit Loan, 4.46%, 10/10/16 (c)		97	97,213
Extended Synthetic Letter of Credit, 3.24%, 10/10/13		23	22,730
Extended Term Loan, 4.46%, 10/10/16		1,815	1,811,892
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17		85	83,938

			2,015,773

Road & Rail — 0.4%
Genesee & Wyoming, Inc., Term Loan A, 2.50%, 9/29/17		270	269,325
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18		234	233,241

			502,566

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2012 8

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Semiconductors & Semiconductor Equipment — 0.8%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.46%, 12/01/16	USD	629	$609,430
NXP BV, Term Loan A-2, 5.50%, 3/03/17		391	397,012

			1,006,442

Software — 3.8%
Blackboard, Inc., Term Loan B, 7.50%, 10/04/18		116	116,661
GCA Services Group, Inc.:
Second Lien Term Loan, 9.25%, 10/22/20		195	193,050
Term Loan B, 5.25%, 10/22/19		440	438,165
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		1,781	1,797,008
Sophia LP, Term Loan B, 6.25%, 7/19/18		638	645,014
SS&C Technologies, Inc.:
Term Loan B-1, 5.00%, 6/07/19		858	867,701
Term Loan B-2, 5.00%, 6/07/19		89	89,762
WaveDivision Holdings LLC, Term Loan B, 5.50%, 8/09/19		700	708,750

			4,856,111

Specialty Retail — 6.8%
Academy Ltd., Term Loan, 4.75%, 8/03/18		794	795,985
Bass Pro Group LLC, Term Loan, 6.25%, 11/30/19		620	619,888
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50%, 2/23/17		164	165,559
David's Bridal, Inc., Term Loan B, 5.00%, 10/11/19		920	915,400
Equinox Fitness Clubs, First Lien Term Loan, 5.75%, 11/16/19		455	453,863
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		122	118,036
Harbor Freight Tools USA, Inc., Term Loan B, 5.50%, 11/14/17		459	461,525
Jo-Ann Stores, Inc., Term Loan, 4.75%, 3/16/18		284	284,364
Leslie's Poolmart, Inc., Term Loan B, 5.25%, 10/28/19		695	696,337
Michaels Stores, Inc.:
Extended Term Loan B3, 4.88% - 4.94%, 7/29/16		334	337,359
Term Loan B2, 4.88% - 4.94%, 7/29/16		671	676,691
		Par (000)	Value
Floating Rate Loan Interests (b)

Specialty Retail (concluded)
Party City Holdings Inc., Term Loan B, 5.75%, 7/26/19		920	$928,050
PETCO Animal Supplies, Inc., Term Loan, 4.50%, 11/24/17	USD	983	987,365
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		315	308,700
Toys ‘R’ Us Delaware, Inc.:
Term Loan, 6.00%, 9/01/16		299	294,675
Term Loan B3, 5.25%, 5/25/18		95	92,221
The Yankee Candle Co., Inc., Term Loan B, 5.25%, 4/02/19		632	637,486

			8,773,504

Textiles, Apparel & Luxury Goods — 1.1%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		920	901,967
Wolverine Worldwide, Inc., Term Loan B, 4.00%, 7/31/19		539	541,604

			1,443,571

Thrifts & Mortgage Finance — 0.3%
Insight Global, Inc., First Lien Term Loan, 6.00%, 10/31/19		450	447,750

Wireless Telecommunication Services — 2.3%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		490	492,146
MetroPCS Wireless, Inc., Tranche B-2 Term Loan, 4.07%, 11/03/16		759	762,120
Vodafone Americas Finance 2, Inc. (e):
Term Loan, 6.88%, 8/11/15		1,314	1,340,404
Term Loan B, 6.25%, 7/11/16		413	423,844

			3,018,514

Total Floating Rate Loan Interests – 129.7%			167,020,901

Warrants (f)		Shares

Software — 0.0%
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		691	—

Total Warrants – 0.0%			—

Total Long-Term Investments (Cost – $183,408,553) – 144.5%			186,102,859

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2012 9

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

Money Market Funds — 2.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (g)(h)	3,110,802	$3,110,802

Total Short-Term Securities (Cost – $3,110,802) – 2.4%		3,110,802

Total Investments (Cost - $186,519,355*) – 146.9%		189,213,661
Liabilities in Excess of Other Assets – (46.9)%		(60,399,228)

Net Assets – 100.0%		$128,814,433

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$186,774,889

Gross unrealized appreciation	$3,466,576
Gross unrealized depreciation	(1,027,804)

Net unrealized appreciation	$2,438,772

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Deutsche Bank AG	$231,000	$—
JPMorgan Chase & Co.	$472,500	$—
JPMorgan Chase & Co.	$97,213	$4,974
Wells Fargo & Co.	$241,705	$3,893

(d)	Non-income producing security.
(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(f)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(g)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,326,441	784,361	3,110,802	$258

(h)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
CAD	Canadian Dollar
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
USD	US Dollar

Foreign currency exchange contracts as of November 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

CAD	213,000	USD	213,917	Citigroup, Inc.	1/16/13	$315
USD	214,523	CAD	213,000	Goldman Sachs Group, Inc.	1/16/13	292
USD	103,787	CAD	101,500	UBS AG	1/16/13	1,701
USD	1,305,514	GBP	814,500	Goldman Sachs Group, Inc.	1/16/13	665
EUR	11,000	USD	14,051	Citigroup, Inc.	1/23/13	262
EUR	460,000	USD	594,032	Citigroup, Inc.	1/23/13	4,531
EUR	560,000	USD	718,232	UBS AG	1/23/13	10,453
USD	4,816,780	EUR	3,673,000	UBS AG	1/23/13	37,385
Total						$55,604

•	Credit default swap - sold protection outstanding as of November 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation

Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	$124	$3,896

[1] Using Standard & Poor's rating of the underlying securities.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2012 10

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$703,500	$3,479,998	$4,183,498
Common Stocks	—	505,457	270,095	775,552
Corporate Bonds	—	14,122,908	—	14,122,908
Floating Rate Loan Interests	—	149,540,712	17,480,189	167,020,901
Short-Term Securities	$3,110,802	—	—	3,110,802
Unfunded Loan Commitment	—	393	—	393
Total	$3,110,802	$164,872,970	$21,230,282	$189,214,054

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$3,896	—	$3,896

Foreign currency exchange contracts	—	55,604	—	55,604
Total	—	$59,500	—	$59,500

[1]	Derivative financial instruments are swaps and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$7,618	—	—	$7,618
Liabilities:
Loans payable	—	$(49,000,000)	—	(49,000,000)
Total	$7,618	$(49,000,000)	—	$(48,992,382)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2012.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2012 11

Schedule of Investments (concluded)	BlackRock Defined Opportunity Credit Trust (BHL)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of August 31, 2012	$3,427,772	—	$10,204,028	$13,631,800
Transfers into Level 3[1]	—	$330,866	6,107,895	6,438,761
Transfers out of Level 3[1]	—	—	(3,220,647)	(3,220,647)
Accrued discounts/ premiums	7,126	—	6,804	13,930
Net realized gain (loss)	69,457	—	15,514	84,971
Net change in unrealized appreciation/depreciation[2]	169,663	(60,771)	57,281	166,173
Purchases	838,833	—	5,157,520	5,996,353
Sales	(1,032,853)	—	(848,206)	(1,881,059)
Closing Balance, as of November 30, 2012	$3,479,998	$270,095	$17,480,189	$21,230,282

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of November 30, 2012, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $6,438,761 transferred from Level 2 to Level 3 in the disclosure hierarchy. As of August 31, 2012, the Trust used significant unobservable inputs in determining the value of certain investments. As of November 30, 2012, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $3,220,647 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[2]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2012 was $175,891.

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of November 30, 2012. The table does not include Level 3 investments with values derived utilizing transaction prices from recent prior transactions or third party pricing information without adjustment for which such inputs are also unobservable. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments. The value of Level 3 investments derived using prices from prior transactions and/or third party pricing information is $19,479,753.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs[2]
Assets:
Floating Rate Loan Interests	$1,750,529	Market Comparable Companies	Yield	9.64%	9.64%
		Cost	N/A3
Total	$1,750,529

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Yield	Decrease	Increase

2 Unobservable inputs are weighted based on the value of the investments included in the range.

3 The Trust fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Trust.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2012 12

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Defined Opportunity Credit Trust

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Defined Opportunity Credit Trust

Date: January 23, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Defined Opportunity Credit Trust

Date: January 23, 2013